Document and Entity Information	Jul. 24, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 24, 2019
Entity Registrant Name	ASGN Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	000-20540
Entity Tax Identification Number	95-4023433
Entity Address, Address Line One	26745 Malibu Hills Road
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	818
Local Phone Number	878-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000890564
Amendment Flag	false